S000057342 [Member] N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	iSHARES TRUST
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Jun. 27, 2025